Fees Summary	May 19, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,178,000
Previously Paid Amount	0.00
Total Fee Amount	180.35
Total Offset Amount	0.00
Net Fee	180.35
Narrative - Max Aggregate Offering Price	$ 1,178,000
Final Prospectus	true